Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	84 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MSCI EAFE Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes)), MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%			8.18%
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MONDRIAN INTERNATIONAL VALUE EQUITY FUND SHARES, MONDRIAN INTERNATIONAL VALUE EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	36.43%	11.08%			7.85%
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MONDRIAN INTERNATIONAL VALUE EQUITY FUND SHARES, MONDRIAN INTERNATIONAL VALUE EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.04%	9.68%			6.75%
MONDRIAN INTERNATIONAL VALUE EQUITY FUND | MONDRIAN INTERNATIONAL VALUE EQUITY FUND SHARES, MONDRIAN INTERNATIONAL VALUE EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.62%	8.64%			6.21%
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%			8.42%
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MONDRIAN EMERGING MARKETS VALUE EQUITY FUND SHARES
Prospectus [Line Items]
Average Annual Return, Percent	38.27%	5.41%			7.71%
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MONDRIAN EMERGING MARKETS VALUE EQUITY FUND SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	37.04%	4.83%			6.73%
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND | MONDRIAN EMERGING MARKETS VALUE EQUITY FUND SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.57%	4.20%			5.93%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | MSCI ACWI Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		13.68%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | MSCI ACWI Core Infrastructure Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	16.48%	6.59%		7.46%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | Mondrian Global Listed Infrastructure Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.16%	8.43%		9.44%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | Mondrian Global Listed Infrastructure Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.18%	7.05%		7.96%
MONDRIAN GLOBAL LISTED INFRASTRUCTURE FUND | Mondrian Global Listed Infrastructure Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.42%	6.64%		7.44%
Mondrian Global Equity Value Fund | MSCI ACWI Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	14.50%
Mondrian Global Equity Value Fund | Mondrian Global Equity Value Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.62%	11.00%	13.31%
Mondrian Global Equity Value Fund | Mondrian Global Equity Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.98%	9.94%	12.23%
Mondrian Global Equity Value Fund | Mondrian Global Equity Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.41%	8.55%	10.50%